Guarantees, Indemnifications and Warranties (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Changes in aggregated product warranty liabilities
Balance at beginning of year	$ 1,385	$ 1,424
Accruals for warranties issued	1,134	1,365
Adjustments related to pre-existing warranties (including changes in estimates)	(16)	23
Settlements made (in cash or in kind)	(1,319)	(1,427)
Balance at end of year	$ 1,184	$ 1,385